Interim Condensed Consolidated Statement of Financial Position - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Current Assets
Cash and cash equivalents	$ 73,192	$ 3,544,837	$ 3,702,567
Trade and other receivables	666,998	71,115	2,365,638
Other assets		7,840	33,641
Total current assets	740,190	3,623,792	6,101,846
Non-current assets
Property, Plant and Equipment	63,211	77,698	94,928
Right-of-use asset	124,169	255,463	157,540
Intangible assets and goodwill	4,813,415	1,297,263	811,361
Other Assets	65,109	65,109	65,110
Total non-current assets	5,065,904	1,695,533	1,128,939
Total assets	5,806,094	5,319,325	7,230,785
Current liabilities
Trade and other payables	3,653,341	1,991,536	2,034,436
Current Deferred Consideration	1,382,336
Unearned revenue	43,750		174,290
Current Employee Entitlements	459,675	454,342	357,227
Current Financial Liabilities			25,331,307
Current Lease Liability	110,109	128,559	121,500
Total current liabilities	5,649,211	2,574,437	28,018,760
Non-current liabilities
Non-current Deferred Consideration	1,618,050
Non-current Financial Liabilities			10,273,278
Non-current Employee Entitlements	68,999	55,622	18,892
Non-current Lease Liability	19,167	130,722	54,162
Total non-current liabilities	1,706,216	186,344	10,346,332
Total liabilities	7,355,427	2,760,781	38,365,092
Net (liabilities)/assets	(1,549,333)	2,558,544	(31,134,307)
Equity
Issued Capital	52,155,342	46,779,703	3,385,281	[1]
Share-based payment reserve	7,778,690	5,734,601	3,912,367
Unlisted options reserve	2,741,457	2,741,457
Foreign currency translation reserve	(191,017)	(86,542)	(65,832)
Accumulated losses	(64,033,805)	(52,610,675)	(38,366,123)
Total (deficit)/equity	$ (1,549,333)	$ 2,558,544	$ (31,134,307)

[1]	On January 24, 2024, there was a reverse share split of our issued and outstanding Ordinary Shares and Ordinary Share equivalents on the basis of four (4) securities for every five (5) securities held. All issued and outstanding Ordinary Shares and Ordinary Share equivalents and per share data have been adjusted throughout the financial statements to reflect the reverse share split for all periods presented.